MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST    Two World Trade Center
LETTER TO THE SHAREHOLDERS December 31, 1998            New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Tax-Exempt Securities Trust for the fiscal year ended December 31, 1998.

Since our last report six months ago, global financial turmoil, including the Russian currency crisis, continued to affect the securities markets. The resulting flight-to-quality bond rally pushed U.S. Treasury bond yields to 30-year lows. Municipal bond yields declined but lagged the downward trend of Treasury yields.

The deflationary impact of the international financial crisis began to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower commodity prices, cheaper imports and improved productivity offset the potential inflationary impact of strong domestic employment. With inflation held in check, the Federal Reserve Board provided liquidity to the markets by lowering short-term interest rates. Between the end of September and the middle of November the Federal Reserve Open Market Committee cut the federal funds rate 75 basis points from 5.50 percent to 4.75 percent in three separate moves.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]
                           BOND YIELDS -- 1994-1998

Date                 AAA Ins            Tsy            % Relationship
----                 -------            ---            --------------
12/31/93              5.40%            6.34%               85.17%
01/31/94              5.40             6.24                86.54%
02/28/94              5.80             6.66                87.09%
03/31/94              6.40             7.09                90.27%
04/29/94              6.35             7.32                86.75%
05/31/94              6.25             7.43                84.12%
06/30/94              6.50             7.61                85.41%
07/29/94              6.25             7.39                84.57%
08/31/94              6.30             7.45                84.56%
09/30/94              6.55             7.81                83.87%
10/31/94              6.75             7.96                84.80%
11/30/94              7.00             8.00                87.50%
12/30/94              6.75             7.88                85.66%
01/31/95              6.40             7.70                83.12%
02/28/95              6.15             7.44                82.66%
03/31/95              6.15             7.43                82.77%
04/28/95              6.20             7.34                84.47%
05/31/95              5.80             6.66                87.09%
06/30/95              6.10             6.62                92.15%
07/31/95              6.10             6.86                88.92%
08/31/95              6.00             6.66                90.09%
09/29/95              5.95             6.48                91.82%
10/31/95              5.75             6.33                90.84%
11/30/95              5.50             6.14                89.58%
12/29/95              5.35             5.94                90.07%
01/31/96              5.40             6.03                89.55%
02/29/96              5.60             6.46                86.69%
03/29/96              5.85             6.66                87.84%
04/30/96              5.95             6.89                86.36%
05/31/96              6.05             6.99                86.55%
06/28/96              5.90             6.89                85.63%
07/31/96              5.85             6.97                83.93%
08/30/96              5.90             7.11                82.98%
09/30/96              5.70             6.93                82.25%
10/31/96              5.65             6.64                85.09%
11/29/96              5.50             6.35                86.61%
12/31/96              5.60             6.63                84.46%
01/31/97              5.70             6.79                83.95%
02/28/97              5.65             6.80                83.09%
03/31/97              5.90             7.10                83.10%
04/30/97              5.75             6.94                82.85%
05/30/97              5.65             6.91                81.77%
06/30/97              5.60             6.78                82.60%
07/30/97              5.30             6.30                84.13%
08/31/97              5.50             6.61                83.21%
09/30/97              5.40             6.40                84.38%
10/31/97              5.35             6.15                86.99%
11/30/97              5.30             6.05                87.60%
12/31/97              5.15             5.92                86.99%
01/31/98              5.15             5.80                88.79%
02/28/98              5.20             5.92                87.84%
03/31/98              5.25             5.93                88.53%
04/30/98              5.35             5.95                89.92%
05/29/98              5.20             5.80                89.66%
06/30/98              5.20             5.65                92.04%
07/31/98              5.18             5.71                90.72%
08/31/98              5.03             5.27                95.45%
09/30/98              4.95             5.00                99.00%
10/31/98              5.05             5.16                97.87%

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 1998, continued


MUNICIPAL MARKET CONDITIONS

At the end of December the long-term insured municipal bond index yield stood at 5.05 percent. This Index declined only 10 basis points from 5.15 percent over the last 12 months. In contrast, the 30-year U.S. Treasury yield fell 80 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose sharply to 99 percent. A rising ratio means that the attractiveness of municipals relative to Treasuries has improved. The rise in this ratio is similar to the jump witnessed in 1986 when a radical legislative tax-reform proposal threatened the favorable tax advantage of municipal bonds.

The overall decline in interest rates led to a substantial increase in new money municipal financing and stimulated the refunding of older, high cost debt. Total underwriting of $284 billion for 1998 approached the record set in 1993. Half the underwriting volume was enhanced with bond insurance. Refundings represented 29 percent of total new issuance.


PERFORMANCE

For the 12-month period ended December 31, 1998 Morgan Stanley Dean Witter Tax-Exempt Securities Trust Class A, B, C and D shares produced total returns of 5.86 percent, 5.47 percent, 5.36 percent and 6.11 percent, respectively. Performance of the Fund's shares varies, because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index posted a total return of 6.48 percent, while the Lipper Analytical Services, Inc. General Municipal Debt Funds Index registered a total return of 5.64 percent. The Fund's net assets exceeded $1.1 billion.


PORTFOLIO STRUCTURE

The Fund remained fully invested in long-term municipal bonds during the year. Investments were diversified among 13 long-term sectors and 134 credits. As illustrated in the accompanying chart of bond calls, weighted average call protection was 7 years.

At the time of issuance, municipal bonds generally have 10 years of protection from the municipality's option to call bonds for redemption. Interest rates have declined since the Fund's inception and we anticipate that most municipal issuers will use their optional call provisions to refinance portfolio holdings at lower yields. In fact, the bonds in the refunded category have been refinanced and the call dates announced.

The average maturity of the portfolio was 17 years. Average duration (a measure of sensitivity to interest rate changes) was 7 years. High grade credit quality was maintained with over 80 percent of long-term holdings rated double or triple "A."

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 1998, continued


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

           [PIE CHART]                         [PIE CHART]

LONG-TERM SECTORS AS OF           CREDIT RATINGS AS OF
DECEMBER 31, 1998                 DECEMBER 31, 1998
(% OF NET ASSETS)                 (% OF TOTAL LONG-TERM PORTFOLIO)


Electric                  12%     Aaa or AAA                  64%
General Obligation        12%     Aa or AA                    18%
Refunded                  11%     A or A                      13%
Mortgage                   9%     Baa or BBB                   3%
Hospital                   8%     NR                           2%
All Others                19%
Transportation            16%     AS MEASURED BY MOODY'S INVESTORS SERVICE INC.
Water & Sewer             13%     OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.
TO CHANGE.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

       [BAR GRAPH]

CALL STRUCTURE AS OF DECEMBER 31, 1998                 ------------------------
(% OF TOTAL LONG-TERM PORTFOLIO)                       WEIGHTED AVERAGE
PERCENT CALLABLE                                       CALL PROTECTION: 7 YEARS
                                                       ------------------------

1999                       5%
2000                       4%
2001                       8%
2002                       8%
2003                      10%
2004                       5%
2005                      10%
2006                       7%
2007                      11%
2008                      15%
2009+                     17%

     YEAR BONDS CALLABLE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 1998, continued


LOOKING AHEAD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of reflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with appropriate monetary policy is encouraging. With the municipal relationship to Treasuries more favorable than it has been in the last 10 years, the outlook for municipal bonds is positive.


We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FUND PERFORMANCE December 31, 1998

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                               GROWTH OF $10,000

       DATE         TOTAL CLASS A   TOTAL CLASS D     LEHMAN        LIPPER
       ----         -------------   -------------     ------        ------

DECEMBER 31, 1988      $ 9,575        $10,000        $10,000        $10,000
DECEMBER 31, 1989      $10,564        $11,061        $11,079        $10,996
DECEMBER 31, 1990      $11,155        $11,709        $11,887        $11,656
DECEMBER 31, 1991      $12,541        $13,196        $13,330        $13,059
DECEMBER 31, 1992      $13,647        $14,396        $14,505        $14,221
DECEMBER 31, 1993      $15,143        $16,013        $16,287        $15,989
DECEMBER 31, 1994      $14,266        $15,124        $15,445        $15,023
DECEMBER 31, 1995      $16,703        $17,751        $18,141        $17,624
DECEMBER 31, 1996      $17,262        $18,392        $18,945        $18,255
DECEMBER 31, 1997      $18,725        $19,997        $20,686        $19,969
DECEMBER 31, 1998      $19,823(3)     $21,219(3)     $21,893        $21,097

================================================================================
                      -- Fund -- Lehman (4) -- Lipper (5)
================================================================================

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS B AND CLASS C SHARES WILL VARY FROM THE PERFORMANCE OF CLASS A AND CLASS D SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

             CLASS A SHARES*                          CLASS B SHARES+
---------------------------------------  ---------------------------------------
PERIOD ENDED 12/31/98                    PERIOD ENDED 12/31/98
---------------------                    ---------------------

1 Year           5.86%(1)      1.36%(2)  1 Year           5.47%(1)      0.50%(2)
5 Years          5.53%(1)      4.62%(2)  Since Inception  6.39%(1)      3.65%(2)
10 Years         7.55%(1)      7.08%(2)

            CLASS C SHARES++                         CLASS D SHARES++
---------------------------------------  ---------------------------------------
PERIOD ENDED 12/31/98                    PERIOD ENDED 12/31/98
---------------------                    ---------------------

1 Year           5.36%(1)      4.37%(2)  1 Year           6.11%(1)
Since Inception  6.10%(1)      6.10%(2)  5 Years          5.79%(1)
                                         10 years         7.81%(1)

---------------
PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENTS FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 4.00% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS. BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on December 31, 1998.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

*    The maximum front-end sales charge for Class A shares is 4.25%.

+ The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998

 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (95.9%)
            General Obligation (12.1%)
            North Slope Borough, Alaska,
 $  5,000     Ser 1992 A Conv (MBIA) .................................................. 5.90%      06/30/03    $    5,421,950
   18,000     Ser 1994 B (FSA) ........................................................ 0.00       06/30/05        13,738,500
   18,500     Ser 1995 A (MBIA) ....................................................... 0.00       06/30/06        13,446,170
   13,925     Ser 1996 B (MBIA) ....................................................... 0.00       06/30/06        10,120,969
   10,000     Ser 1996 B (MBIA) ....................................................... 0.00       06/30/07         6,930,700
    1,000   Santa Margarita/Dana Point Authority, California, Impr Dists
              #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA) ................................... 5.75       08/01/20         1,061,700
    4,000   Connecticut, College Savings 1989 Ser A ................................... 0.00       07/01/08         2,677,600
   20,000   Massachusetts, Refg 1996 Ser A (AMBAC) .................................... 6.00       11/01/10        23,090,000
    4,000   Clark County, Nevada, Transportation Ser 1992 A (AMBAC) ................... 6.50       06/01/17         4,800,880
            New York City, New York,
    1,500     1995 Ser D (MBIA) ....................................................... 6.20       02/01/07         1,701,570
    3,405     1990 Ser D .............................................................. 6.00       08/01/07         3,455,632
    2,865     1990 Ser D .............................................................. 6.00       08/01/08         2,907,603
   10,000   North Carolina, 1997 Ser A ................................................ 5.20       03/01/16        10,488,100
    1,000   Delaware City School District, Ohio, Constr & Impr (FGIC) ................. 5.75       12/01/20         1,066,800
   10,000   Pennsylvania, First Ser 1995 (FGIC) ....................................... 5.50       05/01/12        10,696,600
    7,000   Shelby County, Tennessee, Refg 1995 Ser A ................................. 5.625      04/01/14         7,452,970
   20,000   King County, Washington, Ltd Tax 1995 (MBIA) .............................. 6.00       01/01/23        22,057,600
    2,000   Washington, 1995 Ser A .................................................... 5.80       09/01/08         2,169,920
 --------                                                                                                      --------------
  152,195                                                                                                         143,285,264
 --------                                                                                                      --------------
            Educational Facilities Revenue (6.3%)
    1,000   California Educational Facilities Authority, Claremont Colleges Ser 1992 .. 6.375      05/01/22         1,071,380
   10,000   Indiana University, Student Fee Ser K (MBIA) .............................. 5.875      08/01/20        10,771,300
    6,000   Maryland Health & Educational Facilities Authority, The John Hopkins
              University Refg Ser 1998 ................................................ 5.125      07/01/20         6,049,320
            Massachusetts Health & Educational Facilities Authority,
    7,000     Boston University Ser 1991 (MBIA) ....................................... 6.66       10/01/31         7,592,130
    5,000     Brandeis University 1988 Ser I (MBIA) ................................... 4.75       10/01/28         4,704,050
    5,000   Missouri Health & Educational Facilities Authority, Washington University
              Ser 1998 A .............................................................. 4.75       11/15/37         4,697,000
   10,000   New Hampshire Higher Educational & Health Facilities Authority,
              Dartmouth College Ser 1993 .............................................. 5.375      06/01/23        10,181,300
    2,000   New Jersey Development Authority, The Seeing Eye Inc 1991 ................. 7.30       04/01/11         2,111,420
            New York State Dormitory Authority,
      500     City University 1994 3rd Resolution Ser 1 (AMBAC) ....................... 6.30       07/01/24           559,310
    5,000     State University Ser 1989 B ............................................. 0.00       05/15/02         4,374,900
   20,000     State University Ser 1990 B ............................................. 7.00       05/15/16        21,245,800
    1,000   Virginia Polytechnic Institute & State University, Ser 1996 A ............. 5.50       06/01/16         1,046,320
 --------                                                                                                      --------------
   72,500                                                                                                          74,404,230
 --------                                                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Electric Revenue (12.4%)
 $ 25,000   Salt River Project Agricultural Improvement & Power District, Arizona,
              Refg 1993 Ser C (Secondary MBIA) ...........................................
   10,000   Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA) ....  5.50%      01/01/10    $   27,584,500
   10,000   Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA) ..............  5.75       01/01/15        10,718,900
    5,000   Long Island Power Authority, New York, Ser 1998 A (FSA) ......................  6.50       01/01/17        11,912,500
            Eugene, Oregon, Electric Utility
    1,000     Ser 1996 (FSA) .............................................................  5.125      12/01/22         5,001,900
    1,000     Ser 1996 (FSA) .............................................................  5.375      08/01/12         1,058,550
            Puerto Rico Electric Power Authority,
    1,500     Power Ser X ................................................................  5.375      08/01/13         1,058,550
   15,000     Power Ser O ................................................................  6.00       07/01/15         1,628,550
    5,000     Power Ser EE (MBIA) ........................................................  0.00       07/01/17         6,037,800
   15,000   South Carolina Public Service Authority, 1995 Refg Ser A (AMBAC) .............  4.50       07/01/18         4,790,050
    1,000   Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC) .......................  6.25       01/01/22        16,906,650
            San Antonio, Texas, Electric & Gas
   20,000     Refg Ser 1994 C ............................................................  6.25       05/15/16         1,122,264
    5,000     Refg Ser 1998 A ............................................................  4.70       02/01/06        20,642,800
            Intermountain Power Agency, Utah,
    5,000     Refg Ser 1998 A (MBIA) .....................................................  4.50       02/01/21         4,648,850
   10,000     Refg Ser 1997 B (MBIA) .....................................................  5.25       07/01/15         5,165,150
   15,000   Washington Public Power System, Proj #2 Refg Ser 1994 A                         5.75       07/01/19        10,716,700
              (Secondary MBIA) ...........................................................  6.00       07/01/07        16,776,900
 --------                                                                                                          --------------
  144,500                                                                                                             145,770,614
 --------                                                                                                          --------------
            Hospital Revenue (7.7%)
   11,465   Birmingham -- Carraway Special Care Facilities Financing Authority,
              Alabama, Carraway Methodist Ser 1995 A (Connie Lee) ........................  6.25       08/15/09        13,168,814
    3,000   Baxter County, Arkansas, Baxter County Regional Hospital Impr & Refg
              Ser 1992 ...................................................................  7.50       09/01/21         3,289,200
    4,000   Antelope Valley Healthcare District, California, Ser 1997 B (FSA) ............  5.20       01/01/17         4,092,920
    2,000   Orange County Health Facilities Authority, Florida, Adventist Health/Sunbelt
              Ser 1995 (AMBAC) ...........................................................  5.25       11/15/20         2,023,920
   10,000   Tampa, Florida, Catholic East Health Ser 1998 A (MBIA) .......................  4.875      11/15/23         9,698,000
    1,000   Maryland Health & Higher Educational Facilities Authority, Kernan Hospital
              Ser 1994 (Connie Lee) ......................................................  6.10       07/01/24         1,099,540
            Rochester, Minnesota,
    5,000     Mayo Foundation/Medical Center Ser 1992 I ..................................  5.75       11/15/21         5,222,050
    3,700     Mayo Foundation/Medical Center Ser 1992 F ..................................  6.25       11/15/21         4,021,530
   10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish Inc/
              Christian Health Services Ser 1993 A .......................................  5.25       05/15/14        10,473,600
    1,300   New Hampshire Higher Educational & Health Facilities Authority,
              St Joseph Hospital Ser 1994 (Connie Lee) ...................................  6.35       01/01/07         1,463,527
    6,000   New York State Medical Care Facilities Finance Agency, Presbyterian
              Hospital -- FHA Insured Mtge 1984 Ser A Refg ...............................  5.25       08/15/14         6,241,260

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 5,000   University of North Carolina, Hospitals at Chapel Hill Ser 1996 ............. 5.00%      02/15/29    $    4,840,950
    2,000   Jackson, Tennessee, Jackson-Madison County General Hospital Refg & Impr
              Ser 1995 (AMBAC) .......................................................... 5.625      04/01/15         2,116,460
    5,000   North Central Texas Health Facilities Development Corporation, University
              Medical Center Inc Ser 1997 (FSA) ......................................... 5.45       04/01/15         5,240,500
   10,000   Fredericksburg Industrial Development Authority, Virginia, Medicorp
              Health Refg Ser 1996 (AMBAC) .............................................. 5.25       06/15/16        10,251,400
    2,000   Medical College of Virginia Hospitals Authority, Ser 1998 (MBIA) ............ 5.125      07/01/23         1,990,320
    5,000   Washington Health Care Facilities, Swedish Health Ser 1998 (AMBAC) .......... 5.125      11/15/22         4,921,850
  -------                                                                                                        --------------
   86,465                                                                                                            90,155,841
  -------                                                                                                        --------------
            Industrial Development/Pollution Control Revenue (4.4%)
    1,500   Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1995 A (AMT) (MBIA) ................................................... 6.60       01/01/25         1,673,010
    1,375   Maryland Industrial Development Financing Authority, Medical Waste
              Assocs LP 1989 Ser (AMT) .................................................. 8.75       11/15/10         1,390,675
   10,000   Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) ............... 6.70       06/01/22        10,928,200
    5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) ............. 6.30       12/01/14         5,426,900
    5,000   New York City Industrial Development Agency, New York, Brooklyn Navy
              Yard Cogeneration Partners LP Ser 1997 (AMT) .............................. 5.75       10/01/36         5,128,450
    5,000   Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT) .................. 7.50       12/01/29         5,370,750
   10,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,
              Texas, American Airlines Inc Ser 1995 ..................................... 6.00       11/01/14        10,412,700
   10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A .............. 6.90       02/01/13        11,194,000
  -------                                                                                                        --------------
   47,875                                                                                                            51,524,685
  -------                                                                                                        --------------
            Mortgage Revenue -- Multi-Family (2.2%)
      955   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)         6.65       07/01/19         1,033,472
    5,560   Michigan Housing Development Authority, Rental Ser A (Bifurcated FSA) ....... 6.50       04/01/23         5,937,802
    9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (AMBAC) ............ 6.05       11/01/20         9,598,950
            New York City Housing Development Corporation, New York,
    4,352     Ruppert Proj -- FHA Ins Sec 223F .......................................... 6.50       11/15/18         4,571,266
    4,207     Stevenson Commons Proj -- FHA Ins Sec 223F ................................ 6.50       05/15/18         4,418,913
  -------                                                                                                        --------------
   24,074                                                                                                            25,560,403
  -------                                                                                                        --------------
            Mortgage Revenue -- Single Family (6.7%)
    7,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) .......... 5.875      12/01/24         7,379,330
    2,440   California Housing Finance Agency, Home Cap Apprec 1983 Ser B ............... 0.00       08/01/15           448,472
            Colorado Housing Finance Authority,
    2,000     1998 Ser A-2 (AMT) ........................................................ 6.60       05/01/28         2,241,120
    2,500     1997 Ser C-2 (AMT) ........................................................ 6.875      11/01/28         2,815,125
   12,100   Illinios Housing Development Authority, Residential 1991 Ser C (AMT) ........ 6.875      02/01/18        12,863,994
            Missouri Housing Development Commission, Homeownership,
    3,735     GNMA-FNMA Collateralized 1996 Ser C (AMT) ................................. 7.45       09/01/27         4,256,817
    3,910     GNMA-FNMA Collateralized 1997 Ser C-1 ..................................... 6.55       09/01/28         4,357,108

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                                     COUPON    MATURITY
 THOUSANDS                                                                                      RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $ 4,200   Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser (AMT) ............  7.631%      09/10/30    $    4,424,658
    1,810   North Carolina Housing Finance Agency, Ser Q (AMT) ...........................  8.00        03/01/18         1,959,596
    5,200   Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A (AMT) ....................  6.903       03/01/31         5,503,264
   10,000   Pennsylvania Housing Finance Agency, Ser 1991-31 (AMT) .......................  7.00        10/01/23        10,653,100
            Tennessee Housing Development Agency,
    4,000     Mortgage Finance 1993 Ser A ................................................  5.90        07/01/18         4,170,680
    1,000     Mortgage Finance 1994 Ser B (AMT) ..........................................  6.55        07/01/19         1,064,450
   11,000     Mortgage Finance 1993 Ser A ................................................  5.95        07/01/28        11,437,800
      440   Utah Housing Finance Agency, Federally Insured/Guaranteed Loans 1994
              Issue E (AMT) ..............................................................  6.50        07/01/26           451,744
    4,400   Wisconsin Housing & Economic Development Authority, Home Ownership
 --------     1991 Ser (AMT) .............................................................  7.097       10/25/22         4,663,296
   75,735                                                                                                           --------------
  -------                                                                                                               78,690,554
            Public Facilities Revenue (1.0%)                                                                        --------------
    2,000   North City West School Facilities Authority, California, Community Dist #1
              Special Tax Ser 1995 B (FSA) ...............................................  6.00        09/01/19         2,207,660
    3,500   Denver, Colorado, Excise Tax Ser 1985 A ......................................  5.00        11/01/08         3,508,505
    6,000   Saint Louis Industrial Development Authority, Missouri, Kiel Center Refg
  -------     Ser 1992 (AMT) .............................................................  7.75        12/01/13         6,505,680
   11,500                                                                                                           --------------
  -------                                                                                                               12,221,845
            Resource Recovery Revenue (2.4%)                                                                        --------------
    4,950   Connecticut Resources Development Authority, Bridgeport RESCO Ser A ..........  7.625       01/01/09         5,141,070
    7,000   Savannah Resource Recovery Development Authority, Georgia, Savannah
              Energy Systems Co Ser 1992 .................................................  6.30        12/01/06         7,473,620
   10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
              Ser 1993 A (AMT) ...........................................................  6.30        07/01/16        10,707,500
    5,000   Onondaga County Resource Recovery Agency, New York, 1992 Ser (AMT) ...........  6.875       05/01/06         5,304,350
  -------                                                                                                           --------------
   26,950                                                                                                               28,626,540
  -------                                                                                                           --------------
            Transportation Facilities Revenue (15.8%)
    5,000   San Francisco Bay Area Rapid Transit District, California, Sales Tax
              Ser 1998 (AMBAC) ...........................................................  4.75        07/01/23         4,797,300
   15,000   San Joaquin Hills Transportation Corridor Agency, California, Toll Road
              Refg Ser 1997 A (MBIA) .....................................................  0.00        01/15/31         2,914,050
   10,000   E-470 Public Highway Authority, Colorado, Ser 1997 A (MBIA) ..................  5.00        09/01/26         9,822,800
    1,000   Lee County, Florida, Ser 1995 (MBIA) .........................................  5.75        10/01/22         1,069,360
            Mid-Bay Bridge Authority, Florida,
    8,965     Ser 1993 A (AMBAC) .........................................................  5.85        10/01/13         9,999,471
    1,500     Ser 1997 A (AMBAC) .........................................................  0.00        10/01/20           483,030
    3,000     Ser 1997 A (AMBAC) .........................................................  0.00        10/01/21           915,480
   10,000   Atlanta, Georgia, Airport Ser 1990 (AMT) .....................................  6.25        01/01/21        10,502,300
    5,000   Hawaii, Airports Second Ser 1991 (AMT) .......................................  7.00        07/01/18         5,395,550
      850   Regional Transportation Authority, Illinois, Ser 1994 A ......................  6.25        06/01/15           942,803
    3,000   Kansas, Highway Refg Ser 1998 ................................................  5.50        09/01/12         3,307,770

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
            Kentucky Turnpike Authority,
 $  9,000     Economic Development Road Refg Ser 1995 (AMBAC) .......................... 6.50%      07/01/08    $   10,584,720
    1,000     Economic Development Road Refg Ser 1995 (AMBAC) .......................... 5.625      07/01/15         1,068,180
   30,000     Resource Recovery Road 1987 Ser A ........................................ 5.00       07/01/08        30,011,100
    1,500   Massachusetts Port Authority, Refg Ser 1998-A .............................. 5.75       07/01/12         1,682,505
            Massachusetts Turnpike Authority,
   10,000     Metropolitan Highway 1997 Ser A (MBIA) ................................... 5.00       01/01/37         9,718,400
   13,885     Western 1997 Ser A (MBIA) ................................................ 5.55       01/01/17        14,075,919
   10,000   Minneapolis -- St Paul Metropolitan Airports Commission, Minnesota,
              Ser 1998 A (AMBAC) ....................................................... 5.00       01/01/30         9,845,100
   11,000   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ..................... 6.25       01/01/14        11,843,040
    6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (AMBAC) ............... 6.375      07/01/15         7,420,892
    1,500   Port Authority of New York & New Jersey, Cons One Hundredth Ser Second
              Installment ++ ........................................................... 5.75       12/15/20         1,602,225
   10,000   Ohio Turnpike Commission, Ser 1998 B (FGIC) ................................ 4.50       02/15/24         9,234,900
            Pennsylvania Turnpike Commission,
    5,000     Ser L of 1991 (MBIA) ..................................................... 6.00       06/01/15         5,331,050
    5,000     Ser A 1998 (AMBAC) ....................................................... 4.75       12/01/27         4,722,200
   10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X ................. 5.50       07/01/15        10,857,200
    4,000   North Texas Tollway Authority, Dallas North Tollway Ser 1998 (FGIC) ........ 4.75       01/01/22         3,801,320
    4,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ............. 5.625      05/15/13         4,235,880
 --------                                                                                                       --------------
  195,795                                                                                                          186,184,545
 --------                                                                                                       --------------
            Water & Sewer Revenue (12.8%)
    2,000   Jefferson County, Alabama, Sewer Refg Ser 1997-A (FGIC) .................... 5.375      02/01/27         2,051,960
   10,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 1994 ..... 5.45       07/01/19        10,329,100
   10,000   California Department of Water Resources, Central Valley Ser L ............. 5.50       12/01/23        10,372,000
   10,000   Los Angeles, California, Wastewater Ser 1994-A (MBIA) ...................... 5.875      06/01/24        10,802,200
    1,000   Dade County, Florida, Water & Sewer Ser 1995 (FGIC) ........................ 5.50       10/01/15         1,057,660
   10,000   Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC) ........................ 4.75       10/01/27         9,532,300
    5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ................... 4.75       01/01/28         4,772,900
    5,000   Upper Oconee Basin Water Authority, Georgia, Ser 1997 (FGIC) ............... 5.25       07/01/27         5,082,050
   10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
              Ser 1998 A (FGIC) ........................................................ 4.75       05/15/28         9,528,000
   10,000   Massachusetts Water Pollution Abatement Trust, MWRA Loan Ser 1998 A ........ 4.75       08/01/18         9,731,100
   10,000   Massachusetts Water Resources Authority, Refg 1992 Ser B ................... 5.50       11/01/15        10,336,400
            Detroit, Michigan,
    4,000     Sewage Refg 1993 A (FGIC) ................................................ 5.70       07/01/13         4,312,640
   10,000     Water Supply 1997 Ser A (MBIA) ........................................... 5.00       07/01/21         9,814,600
    2,000   Asheville, North Carolina, Water Ser 1996 (FGIC) ........................... 5.70       08/01/25         2,140,380
   10,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ................... 5.00       01/01/23         9,889,800
            Philadelphia, Pennsylvania,
    1,250     Water & Wastewater Ser 1995 (MBIA) ....................................... 6.25       08/01/11         1,457,587
    5,000     Water & Wastewater Ser 1993 (FSA) ........................................ 5.50       06/15/15         5,182,350

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

  PRINCIPAL
  AMOUNT IN                                                                                     COUPON     MATURITY
  THOUSANDS                                                                                      RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
              Pittsburgh Water & Sewer Authority,
 $    20,000    1998 Ser B (FGIC) ..........................................................  0.00%       09/01/26    $    4,846,000
      20,000    1998 Ser B (FGIC) ..........................................................  0.00        09/01/28         4,374,000
       5,000  Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC) ...................  5.25        06/01/28         5,122,200
      11,000  Metropolitan Government of Nashville & Davidson County, Tennessee,
                Refg Ser 1998 A (FGIC) .....................................................  4.75        01/01/22        10,554,060
      10,000  Dallas, Texas, Waterworks & Sewer Refg Ser 1998 (FSA) ........................  5.00        10/01/29         9,784,000
 -----------                                                                                                          --------------
     181,250                                                                                                             151,073,287
 -----------                                                                                                          --------------
              Other Revenue (1.5%)
       1,005  Mashantucket Western Pequot Tribe, Connecticut, Special 1996 Ser A (a) .......  6.50        09/01/05         1,129,610
       1,000  New Jersey Economic Development Authority, Market Transition Sr Lien
                Ser 1994 A (MBIA) ..........................................................  5.875       07/01/11         1,097,930
       5,000  New York Local Government Assistance Corporation, Ser 1994 C .................  5.50        04/01/17         5,407,950
       5,000  Ohio Building Authority, 1985 Ser C ..........................................  9.75        10/01/05         6,568,850
       3,000  Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995 (FSA) ..............  5.50        07/01/11         3,182,310
 -----------                                                                                                          --------------
      15,005                                                                                                              17,386,650
 -----------                                                                                                          --------------
              Refunded (10.6%)
              Birmingham Water Works & Sewer Board, Alabama,
       1,000    Ser 1993-A .................................................................  6.00       01/01/03+         1,098,530
      10,000    Ser 1994 ...................................................................  5.50       01/01/04+        10,375,900
       9,000  Los Angeles Convention and Exhibition Center Authority, California,
                Ser 1985 COPs ..............................................................  9.00       12/01/05+        11,766,330
       2,500  Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) ..........................  6.875       10/01/22         3,139,200
       5,000  Maryland Health & Higher Educational Facilities Authority, Helix Health
                Ser 1997 (AMBAC) (ETM) .....................................................  5.00        07/01/27         5,013,000
       1,500  Massachusetts Health & Educational Facilities Authority,
                Malden Hospital -- FHA Ins Mtge Ser A (ETM) ................................  5.00        08/01/16         1,543,215
      10,000  Massachusetts Water Resources Authority, 1996 Ser A (FGIC) ...................  5.50       11/01/06+        10,966,800
      14,000  New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM) ...  7.375       07/01/16        17,828,160
      25,000  Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS ......................  0.00 #     07/01/03+        27,772,500
       5,000  Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) ........................  5.00        06/01/15         5,152,200
      28,000  Fairfax County Industrial Development Authority, Virginia, Fairfax Hospital
 -----------    Inova Health Ser 1991 ......................................................  6.801      08/15/01+        30,576,000
     111,000                                                                                                          --------------
 -----------                                                                                                             125,231,835
   1,144,844  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $1,031,056,358) ............                          --------------
 -----------                                                                                                           1,130,116,293
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.8%)                                                      --------------
      10,000  Idaho Health Facilities Authority, St Luke's Regional Medical Center
                Ser 1995 (Demand 01/04/99) .................................................   5.10*      05/01/22        10,000,000
       5,500  Illinois Health Facilities Authority, Northwestern Memorial Hospital
                Ser 1995 (Demand 01/04/99) .................................................   5.15*      08/15/25         5,500,000
       3,180  Louisiana Public Facilities Authority, Kenner Hotel Ser 1985
                (Demand 01/04/99) ..........................................................   5.05*      12/01/15         3,180,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

  PRINCIPAL
  AMOUNT IN                                                                              COUPON       MATURITY
  THOUSANDS                                                                              RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------------------------
 $    9,500   Massachusetts Health & Educational Facilities Authority, Capital Asset
                Ser D (MBIA) (Demand 01/04/99) ........................................ 5.00*%       01/01/35       $    9,500,000
      4,000   Harris County Health Facilities Development Corporation, Texas, Methodist
 ----------     Hospital Ser 1994 (Demand 01/04/99) ................................... 5.00*        12/01/25            4,000,000
     32,180   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS                                                     --------------
 ----------   (Identified Cost $32,180,000) ...........................................                                 32,180,000

 $1,177,024   TOTAL INVESTMENTS                                                                                     --------------
 ==========   (Identified Cost $1,063,236,358) (b) ....................................                 98.7%        1,162,296,293
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..........................                  1.3            15,892,556
                                                                                                       -----        --------------
              NET ASSETS ..............................................................                100.0%       $1,178,188,849
                                                                                                       =====        ==============

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
GAINS  Growth and Income Security.
++     Joint exemption in New York and New Jersey.
+      Prerefunded to call date shown.
# Currently a zero coupon bond; will convert to 10.00% coupon on July 1, 2000.
*      Current coupon of variable rate demand obligation.
(a)    Resale is restricted to qualified institutional investors.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $100,059,253 and the aggregate gross unrealized depreciation is $999,318, resulting in net unrealized appreciation of $99,059,935.

Bond Insurance:

AMBAC  AMBAC Indemnity Corporation.
Connie Lee Connie Lee Insurance Company.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1998, continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               December 31, 1998

      Alabama ...................       2.3%
      Alaska ....................       4.8
      Arizona   .................       3.2
      Arkansas   ................       0.3
      California ................       5.1
      Colorado ..................       1.6
      Connecticut ...............       0.8
      Florida ...................       3.2
      Georgia ...................       3.4
      Hawaii ....................       0.6
      Idaho .....................       0.9
      Illinois   ................       1.6
      Indiana ...................       0.9
      Kansas ....................       0.3
      Kentucky   ................       4.3%
      Louisiana   ...............       0.3
      Maryland   ................       2.1
      Massachusetts .............       8.8
      Michigan ..................       1.7
      Minnesota .................       1.6
      Missouri ..................       2.6
      Nebraska   ................       0.4
      Nevada ....................       1.8
      New Hampshire .............       1.0
      New Jersey   ..............       2.2
      New Mexico ................       0.6
      New York ..................       7.6
      North Carolina ............       1.6
      Ohio ......................       2.7%
      Oregon ....................       0.2
      Pennsylvania ..............       4.0
      Puerto Rico ...............       2.0
      South Carolina ............       1.9
      Tennessee .................       3.1
      Texas .....................       5.8
      Utah   ....................       4.2
      Virginia   ................       4.1
      Washington ................       3.9
      Wisconsin .................       1.3
      Joint Exemptions* .........      (0.1)
                                       ----
      Total   ...................      98.7%
                                       ====

---------------------
* Joint exemptions have been included in more than one geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS :
Investments in securities, at value
  (identified cost $1,063,236,358)..................................   $ 1,162,296,293
Cash ...............................................................         1,900,812
Receivable for :
  Interest .........................................................        17,613,930
  Investments sold .................................................         3,028,939
  Shares of beneficial interest sold ...............................           752,644
Prepaid expenses and other assets ..................................            71,333
                                                                       ---------------
   TOTAL ASSETS ....................................................     1,185,663,951
                                                                       ---------------
LIABILITIES:
Payable for:
   Dividends and distributions to shareholders .....................         6,660,662
   Investment management fee .......................................           435,962
   Shares of beneficial interest repurchased .......................           179,809
   Plan of distribution fee ........................................            73,871
Accrued expenses and other payables ................................           124,798
                                                                       ---------------
   TOTAL LIABILITIES ...............................................         7,475,102
                                                                       ---------------
   NET ASSETS ......................................................   $ 1,178,188,849
                                                                       ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................................   $ 1,075,991,537
Net unrealized appreciation ........................................        99,059,935
Accumulated undistributed net investment income ....................            18,572
Accumulated net realized gain ......................................         3,118,805
                                                                       ---------------
   NET ASSETS ......................................................   $ 1,178,188,849
                                                                       ===============
CLASS A SHARES:
Net Assets .........................................................       $15,041,235
Shares Outstanding (unlimited authorized, $.01 par value)...........         1,251,226
  NET ASSET VALUE PER SHARE ........................................            $12.02
                                                                                ======
  MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 4.44% of net asset value) ................            $12.55
                                                                                ======
CLASS B SHARES:
Net Assets .........................................................      $132,302,664
Shares Outstanding (unlimited authorized, $.01 par value) ..........        10,959,373
  NET ASSET VALUE PER SHARE ........................................            $12.07
                                                                                ======
CLASS C SHARES:
Net Assets .........................................................        $7,599,049
Shares Outstanding (unlimited authorized, $.01 par value) ..........           631,044
   NET ASSET VALUE PER SHARE .......................................            $12.04
                                                                                ======
CLASS D SHARES:
Net Assets .........................................................    $1,023,245,901
Shares Outstanding (unlimited authoriized, $.01 par value) .........        85,166,399
  NET ASSET VALUE PER SHARE ........................................            $12.01
                                                                                ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

NET INVESTMENT INCOME:
INTEREST INCOME ...................................  $ 66,369,139
                                                     ------------
EXPENSES
Investment management fee .........................     5,139,570
Plan of distribution fee (Class A shares) .........        23,305
Plan of distribution fee (Class B shares) .........       670,261
Plan of distribution fee (Class C shares) .........        35,313
Transfer agent fees and expenses ..................       427,026
Shareholder reports and notices ...................        81,593
Registration fees .................................        77,801
Professional fees .................................        48,253
Custodian fees ....................................        47,924
Trustees' fees and expenses .......................        18,914
Other .............................................        43,155
                                                     ------------
   TOTAL EXPENSES .................................     6,613,115
Less: expense offset ..............................       (47,833)
                                                     ------------
   NET EXPENSES ...................................     6,565,282
                                                     ------------
   NET INVESTMENT INCOME ..........................    59,803,857
                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................    15,111,631
Net change in unrealized appreciation .............    (5,416,357)
                                                     ------------
   NET GAIN .......................................     9,695,274
                                                     ------------
NET INCREASE ......................................  $ 69,499,131
                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR        FOR THE YEAR
                                                              ENDED               ENDED
                                                        DECEMBER 31, 1998   DECEMBER 31, 1997*
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................   $   59,803,857      $   60,954,344
Net realized gain ....................................       15,111,631           9,545,783
Net change in unrealized appreciation ................       (5,416,357)         25,338,447
                                                         --------------      --------------
   NET INCREASE ......................................       69,499,131          95,838,574
                                                         --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................         (460,545)            (48,774)
   Class B shares ....................................       (5,022,084)           (673,417)
   Class C shares ....................................         (218,789)            (30,406)
   Class D shares ....................................      (54,102,439)        (60,167,993)
Net realized gain
   Class A shares ....................................         (187,529)            (16,080)
   Class B shares ....................................       (1,743,115)           (395,740)
   Class C shares ....................................          (93,965)            (12,228)
   Class D shares ....................................      (14,360,329)         (4,910,430)
                                                         --------------      --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................      (76,188,795)        (66,255,068)
                                                         --------------      --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................      (14,502,186)        (20,236,797)
                                                         --------------      --------------
   NET INCREASE (DECREASE) ...........................      (21,191,850)          9,346,709
NET ASSETS:
Beginning of period ..................................    1,199,380,699       1,190,033,990
                                                         --------------      --------------
  END OF PERIOD
   (Including undistributed net investment income of
   $18,572 and $34,517, respectively).................   $1,178,188,849      $1,199,380,699
                                                         ==============      ==============

---------------------
* Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund"), formerly Dean Witter Tax-Exempt Securities Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter Intercapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued


Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.60% of the average daily net assets of Class B; and (iii) Class C -- up to 0.70% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued


Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,972,552 at December 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $119,895 and $6,087, respectively and received $168,708 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1998 aggregated $177,148,205 and $232,551,397, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $18,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,976. At December 31, 1998, the Fund had an accrued pension liability of $51,129 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                   FOR THE YEAR                      FOR THE YEAR
                                                                      ENDED                             ENDED
                                                                DECEMBER 31, 1998                 DECEMBER 31, 1997*
                                                         -------------------------------- ----------------------------------
                                                              SHARES          AMOUNT           SHARES            AMOUNT
                                                         --------------- ---------------- ---------------- -----------------
CLASS A SHARES
Sold ...................................................     1,188,860    $   14,401,331         338,676    $    4,050,692
Reinvestment of dividends and distributions ............        23,219           279,925           2,037            24,532
Redeemed ...............................................      (279,886)       (3,403,298)        (21,680)         (260,983)
                                                             ---------    --------------         -------    --------------
Net increase -- Class A ................................       932,193        11,277,958         319,033         3,814,241
                                                             ---------    --------------         -------    --------------
CLASS B SHARES
Sold ...................................................     4,978,407        60,561,390         966,475        10,102,415
Reinvestment of dividends and distributions ............       307,110         3,717,941          50,270           609,389
Shares issued in connection with the acquisition of Dean
 Witter National Municipal Trust .......................            --                --       7,189,021        86,346,821
Redeemed ...............................................    (2,198,759)      (26,762,285)       (333,151)       (2,490,026)
                                                            ----------    --------------       ---------    --------------
Net increase -- Class B ................................     3,086,758        37,517,046       7,872,615        94,568,599
                                                            ----------    --------------       ---------    --------------
CLASS C SHARES
Sold ...................................................       505,118         6,127,960         246,149         2,956,204
Reinvestment of dividends and distributions ............        18,393           222,199           2,294            27,678
Redeemed ...............................................      (136,298)       (1,653,180)         (4,612)          (55,937)
                                                            ----------    --------------       ---------    --------------
Net increase -- Class C ................................       387,213         4,696,979         243,831         2,927,945
                                                            ----------    --------------       ---------    --------------
CLASS D SHARES
Sold ...................................................       264,495         3,195,718       1,386,806        16,302,673
Reinvestment of dividends and distributions ............     3,213,005        38,720,154       3,036,080        35,979,041
Redeemed ...............................................    (9,095,698)     (109,910,041)    (14,721,910)     (173,829,296)
                                                            ----------    --------------     -----------    --------------
Net decrease -- Class D ................................    (5,618,198)      (67,994,169)    (10,299,024)     (121,547,582)
                                                            ----------    --------------     -----------    --------------
Net decrease in Fund ...................................    (1,212,034)   $  (14,502,186)     (1,863,545)   $  (20,236,797)
                                                            ==========    ==============     ===========    ==============

---------------
* For Class A, B and C, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1998, continued


6. ACQUISITION OF DEAN WITTER NATIONAL MUNICIPAL TRUST

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter National Municipal Trust ("National Municipal") pursuant to a plan of reorganization approved by the shareholders of National Municipal on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 7,189,021 Class B shares of the Fund at a net asset value of $12.01 per share for 7,972,312 shares of National Municipal. The net assets of the Fund and National Municipal immediately before the acquisition were $1,108,511,637 and $86,346,821, respectively, including unrealized appreciation of $5,153,021. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,194,858,458.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------------
                                                                1998              1997*        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $    12.08          $  11.77     $ 12.09     $ 11.01    $12.41
                                                             ----------          --------     -------     -------    ------
Income (loss) from investment operations:
 Net investment income .................................           0.62              0.63        0.65        0.67      0.70
 Net realized and unrealized gain (loss) ...............           0.10              0.36       (0.24)       1.19     (1.37)
                                                             ----------          --------     -------     -------    ------
Total income (loss) from investment operations .........           0.72              0.99        0.41        1.86     (0.67)
                                                             ----------          --------     -------     -------    ------
Less dividends and distributions from:
 Net investment income .................................          (0.62)            (0.63)      (0.65)      (0.67)    (0.70)
 Net realized gain .....................................          (0.17)            (0.05)      (0.08)      (0.11)    (0.03)
                                                             ----------          --------     -------     -------    ------
Total dividends and distributions ......................          (0.79)            (0.68)      (0.73)      (0.78)    (0.73)
                                                             ----------          --------     -------     -------    ------
Net asset value, end of period .........................     $    12.01          $  12.08     $ 11.77     $ 12.09    $11.01
                                                             ==========          ========     =======     =======    ======
TOTAL RETURN+ ..........................................           6.11%             8.73%       3.61%      17.37%    (5.55)%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           0.50%(1)(2)       0.49%       0.48%       0.48%     0.47%
Net investment income ..................................           5.12%(2)          5.34%       5.52%       5.76%     6.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions .................     $    1,023          $  1,097    $  1,190    $  1,325    $1,295
Portfolio turnover rate ................................             15%               16%         18%         21%       16%

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                 FOR THE PERIOD
                                                         FOR THE YEAR            JULY 28, 1997*
                                                             ENDED                   THROUGH
                                                       DECEMBER 31, 1998        DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $    12.09               $    12.00
                                                        ----------               ----------
Income from investment operations:
 Net investment income ..........................             0.59                     0.25
 Net realized and unrealized gain ...............             0.10                     0.14
                                                        ----------               ----------
Total income from investment operations .........             0.69                     0.39
                                                        ----------               ----------
Less dividends and distributions from:
 Net investment income ..........................            (0.59)                   (0.25)
 Net realized gain ..............................            (0.17)                   (0.05)
                                                        ----------               ----------
Total dividends and distributions ...............            (0.76)                   (0.30)
                                                        ----------               ----------
Net asset value, end of period ..................       $    12.02               $    12.09
                                                        ==========               ==========
TOTAL RETURN+ ...................................             5.86%                    3.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             0.74%(4)(5)              0.76%(2)(3)
Net investment income ...........................             4.88%(5)                 4.96%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $   15,041               $    3,857
Portfolio turnover rate .........................               15%                      16%

CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $    12.14               $    12.00
Income from investment operations:
 Net investment income ..........................             0.55                     0.23
 Net realized and unrealized gain ...............             0.10                     0.19
                                                        -------------            -------------
Total income from investment operations .........             0.65                     0.42
                                                        -------------            -------------
Less dividends and distributions from:
 Net investment income ..........................            (0.55)                   (0.23)
 Net realized gain ..............................            (0.17)                   (0.05)
                                                        -------------            -------------
Total dividends and distributions ...............            (0.72)                   (0.28)
                                                        -------------            -------------
Net asset value, end of period ..................       $    12.07               $    12.14
                                                        =============            =============
TOTAL RETURN + ..................................             5.47%                    3.57%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             1.10%(4)(5)              1.14%(2)(3)
Net investment income ...........................             4.52%(5)                 4.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $  132,303               $   95,573
Portfolio turnover rate .........................               15%                      16%

--------------
*     The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                 FOR THE PERIOD
                                                         FOR THE YEAR            JULY 28, 1997*
                                                             ENDED                   THROUGH
                                                       DECEMBER 31, 1998        DECEMER 31, 1997
---------------------------------------------------------------------------------------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $    12.11               $    12.00
                                                        ----------               ----------
Income from investment operations:
 Net investment income ..........................             0.53                     0.23
 Net realized and unrealized gain ...............             0.10                     0.16
                                                        ----------               ----------
Total income from investment operations .........             0.63                     0.39
                                                        ----------               ----------
Less dividends and distributions from:
 Net investment income ..........................            (0.53)                   (0.23)
 Net realized gain ..............................            (0.17)                   (0.05)
                                                        ----------               ----------
Total dividends and distributions ...............            (0.70)                   (0.28)
                                                        ----------               ----------
Net asset value, end of period ..................       $    12.04               $    12.11
                                                        ==========               ==========
TOTAL RETURN+ ...................................             5.36%                    3.28%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             1.20%(4)(5)              1.20%(2)(3)
Net investment income ...........................             4.42%(5)                 4.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $    7,599               $    2,953
Portfolio turnover rate .........................               15%                      16%

--------------
*     The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund"), formerly Dean Witter Tax-Exempt Securities Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 10, 1999

--------------------------------------------------------------------------------
                      1998 FEDERAL TAX NOTICE (unaudited)

      During the year ended December 31, 1998, the Fund paid to shareholders the following per share amounts from net investment income: Class A, $0.59; Class B, $0.55; Class C, $0.53; and Class D, $0.62 per share. All of these dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1998, the Fund paid to Class A, B, C and
      D shareholders $0.16 per share from long-term capital gains, all of which is taxable as 20% rate gain.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
TAX-EXEMPT
SECURITIES TRUST


[GRAPHIC]



ANNUAL REPORT
DECEMBER 31, 1998